VIRTUS Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Shares	Value
Preferred Stocks—2.2%
Brazil—2.2%
Cia Energetica de Minas Gerais, 14.190%	602(1)	$ 1,266
Petroleo Brasileiro S.A., 12.780%	377,500	2,500
		3,766

Total Preferred Stocks (Identified Cost $3,980)		3,766

Common Stocks—94.2%
Bermuda—1.2%
Kunlun Energy Co., Ltd.	1,989,000	2,052
Brazil—4.4%
Banco do Brasil S.A.	376,600	1,886
CPFL Energia S.A.	392,900	2,456
JBS S.A.	561,000	3,255
		7,597

Cayman Islands—5.7%
China Hongqiao Group Ltd.	3,423,000	5,707
Geely Automobile Holdings Ltd.	1,945,000	3,047
JD Logistics, Inc.(2)	588,000	1,059
		9,813

China—17.8%
Alibaba Group Holding Ltd.	74,000	1,047
Bank of China Ltd. Class H	5,478,000	2,586
Bank of Nanjing Co., Ltd. Class A	578,000	902
China United Network Communications Ltd. Class A	1,230,000	938
COSCO SHIPPING Holdings Co., Ltd. Class H	813,500	1,364
JD.com, Inc. Class A	244,900	5,264
Meituan Class B(2)	110,000	2,434
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	349,000	1,592
Tencent Holdings Ltd.	110,400	6,314
Tingyi Cayman Islands Holding Corp.	540,000	779
Weichai Power Co., Ltd. Class H	1,567,000	2,895
Yutong Bus Co., Ltd. Class A	1,249,000	4,691
		30,806

Colombia—0.4%
Bancolombia S.A. Sponsored ADR	22,100	693
Germany—0.4%
Talanx AG	9,100	766
Hong Kong—0.5%
Sinotruk Hong Kong Ltd.	288,500	867
	Shares	Value

Hungary—2.2%
OTP Bank Nyrt	73,657	$ 3,851
India—19.0%
Ashok Leyland Ltd.	850,194	2,388
Bharat Petroleum Corp., Ltd.	756,800	3,341
Colgate-Palmolive India Ltd.	90,997	4,131
Dr. Reddy’s Laboratories Ltd.	9,807	790
GAIL India Ltd.	262,000	751
ICICI Bank Ltd. Sponsored ADR	121,510	3,627
Mahanagar Gas Ltd.	41,300	956
SBI Life Insurance Co., Ltd.	87,200	1,919
State Bank of India	435,930	4,099
Tata Consultancy Services Ltd.	113,337	5,773
Tata Motors Ltd.	326,356	3,796
Vedanta Ltd.	196,000	1,199
		32,770

Indonesia—2.2%
Bank Central Asia Tbk PT	3,952,400	2,695
United Tractors Tbk PT	665,000	1,193
		3,888

Malaysia—1.3%
MISC Bhd	741,000	1,401
My EG Services Bhd	3,585,000	774
		2,175

Mexico—1.9%
Grupo Financiero Banorte SAB de C.V. Class O	455,200	3,240
Poland—1.2%
Powszechna Kasa Oszczednosci Bank Polski S.A.	137,389	1,998
Russia—0.0%
Gazprom PJSC(2)(3)(4)	1,323,341	1
LUKOIL PJSC Sponsored ADR(2)(3)(4)	55,455	—(5)
		1

South Africa—3.3%
Nedbank Group Ltd.	108,000	1,869
Sanlam Ltd.	240,000	1,222
Standard Bank Group Ltd.	181,005	2,539
		5,630

South Korea—7.7%
DB Insurance Co., Ltd.	18,750	1,610
Hanwha Aerospace Co., Ltd.	7,854	1,784
Hanwha Industrial Solutions Co., Ltd.(2)	8,700	222
Hyundai Marine & Fire Insurance Co., Ltd.	27,200	686
Kia Corp.	42,283	3,230
LG Innotek Co., Ltd.	17,307	2,885
	Shares	Value

South Korea—continued
Samsung Electronics Co., Ltd.	39,252	$ 1,846
SK Hynix, Inc.	7,800	1,042
		13,305

Taiwan—19.1%
CTBC Financial Holding Co., Ltd.	1,381,000	1,501
Evergreen Marine Corp. Taiwan Ltd.	280,000	1,778
Fubon Financial Holding Co., Ltd.	760,000	2,171
Fusheng Precision Co., Ltd.	85,000	779
Genius Electronic Optical Co., Ltd.	37,000	568
International Games System Co., Ltd.	41,000	1,277
MediaTek, Inc.	68,000	2,525
SinoPac Financial Holdings Co., Ltd.	2,212,975	1,696
Taiwan Semiconductor Manufacturing Co., Ltd.	527,000	15,937
Yuanta Financial Holding Co., Ltd.	4,824,600	4,833
		33,065

Thailand—0.9%
PTT Exploration & Production PCL Foreign Shares	376,500	1,533
United Arab Emirates—5.0%
Abu Dhabi Islamic Bank PJSC	235,000	814
Emaar Development PJSC	1,300,464	3,091
Emirates NBD Bank PJSC	857,181	4,737
		8,642

Total Common Stocks (Identified Cost $137,794)		162,692

Total Long-Term Investments—96.4% (Identified Cost $141,774)		166,458

Short-Term Investment—3.2%
Money Market Mutual Fund—3.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%)(6)	5,518,999	5,519
Total Short-Term Investment (Identified Cost $5,519)		5,519

TOTAL INVESTMENTS—99.6% (Identified Cost $147,293)		$171,977
Other assets and liabilities, net—0.4%		682
NET ASSETS—100.0%		$172,659
See Notes to Schedule of Investments

VIRTUS Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Abbreviations:
ADR	American Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Value shown as par value.
(2)	Non-income producing.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(5)	Amount is less than $500 (not in thousands).
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
Taiwan	19%
India	19
China	18
South Korea	8
Brazil	7
Cayman Islands	6
United Arab Emirates	5
Other	18
Total	100%
† % of total investments as of September 30, 2024.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stocks	$3,766	$3,766	$—
Common Stocks	162,692	162,691	1
Money Market Mutual Fund	5,519	5,519	—
Total Investments	$171,977	$171,976	$1
There were no securities valued using significant observable inputs (Level 2) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Emerging Markets Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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